Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Interest income (Note 14)
Loans	[1]	$ 3,071	$ 3,099	$ 3,986
Securities	[1]	569	572	730
Securities borrowed or purchased under resale agreements	[1]	90	87	364
Deposits with banks	[1]	41	42	102
Interest income	[1]	3,771	3,800	5,182
Interest expense (Note 14)
Deposits		755	822	1,983
Securities sold short		56	59	75
Securities lent or sold under repurchase agreements		71	71	295
Subordinated indebtedness		35	36	46
Other		15	20	22
Interest expense		932	1,008	2,421
Net interest income		2,839	2,792	2,761
Non-interest income
Underwriting and advisory fees		134	103	126
Deposit and payment fees		195	186	222
Credit fees		287	265	254
Card fees		123	105	122
Investment management and custodial fees		373	357	350
Mutual fund fees		424	402	409
Insurance fees, net of claims		97	95	102
Commissions on securities transactions		103	83	81
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		213	86	265
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		36	4	11
Foreign exchange other than trading (FXOTT)		69	45	58
Income from equity-accounted associates and joint ventures		16	12	18
Other		54	65	76
Non-interest income		2,124	1,808	2,094
Total revenue		4,963	4,600	4,855
Provision for credit losses (Note 6)		147	291	261
Non-interest expenses
Employee compensation and benefits		1,564	1,371	1,897
Occupancy costs		193	321	206
Computer, software and office equipment		467	516	470
Communications		79	72	75
Advertising and business development		45	71	77
Professional fees		47	53	50
Business and capital taxes		31	30	36
Other		300	457	254
Non-interest expenses		2,726	2,891	3,065
Income before income taxes		2,090	1,418	1,529
Income taxes		465	402	317
Net income		1,625	1,016	1,212
Net income (loss) attributable to non-controlling interests		4	1	7
Preferred shareholders and other equity instrument holders		30	30	31
Common shareholders		1,591	985	1,174
Net income attributable to equity shareholders		$ 1,621	$ 1,015	$ 1,205
Earnings per share (in dollars) (Note 12)
Basic		$ 3.56	$ 2.21	$ 2.64
Diluted		3.55	2.20	2.63
Dividends per common share (in dollars)		$ 1.46	$ 1.46	$ 1.44

[1]	Interest income included $3.4 billion for the quarter ended January 31, 2021 (October 31, 2020: $3.4 billion; January 31, 2020: $4.7 billion) calculated based on the effective interest rate method.